Offerings - Offering: 1	Jun. 06, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true	[1]
Security Type	Equity
Security Class Title	Class A Ordinary Share, par value $0.000032 per share, 2025 Employee Incentive Plan
Amount Registered | shares	480,711	[2]
Proposed Maximum Offering Price per Unit | $ / shares	1.3471
Maximum Aggregate Offering Price	$ 647,565.78
Fee Rate	0.01531%
Amount of Registration Fee	$ 99.15
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s Class A Ordinary Share (“Class A Ordinary Share”) that become issuable under the Registrant’s 2025 Employee Incentive Plan (“2025 Plan”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected that results in an increase to the number of outstanding shares of Class A Ordinary Share.Estimated in accordance with Rule 457(c) and (h) solely for the purpose of calculating the registration fee on the basis of $1.3471, which represents the average of the high and low prices of the Class A Ordinary Share as reported on Nasdaq on June 4, 2025.

[1]	Estimated in accordance with Rule 457(c) and (h) solely for the purpose of calculating the registration fee on the basis of $1.3471, which represents the average of the high and low prices of the Class A Ordinary Share as reported on Nasdaq on June 4, 2025.
[2]	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s Class A Ordinary Share (“Class A Ordinary Share”) that become issuable under the Registrant’s 2025 Employee Incentive Plan (“2025 Plan”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected that results in an increase to the number of outstanding shares of Class A Ordinary Share.